Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 1.01 of the Current Report on Form 8-K filed on October 12, 2023 (the “Original Form 8-K”) solely to correct the first bullet point of Item 1.01 in the Original Form 8-K. No other edits have been made to the Original Form 8-K.
Document Period End Date	Oct. 05, 2023
Entity File Number	001-41476
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false